Property, Plant and Equipment, Net Of Accumulated Depreciation and Amortization, By Segment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor USIS	Dec. 31, 2012 TransUnion Corp-Successor International	Dec. 31, 2012 TransUnion Corp-Successor Interactive	Dec. 31, 2012 TransUnion Corp-Successor Corporate	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor USIS	Dec. 31, 2011 TransUnion Corp-Predecessor International	Dec. 31, 2011 TransUnion Corp-Predecessor Interactive	Dec. 31, 2011 TransUnion Corp-Predecessor Corporate
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 116.3	$ 121.2	$ 55.7	$ 18.4	$ 3.3	$ 43.8	$ 109.0	$ 58.0	$ 26.7	$ 3.3	$ 21.0